Debt	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Debt
DEBT

As of September 30, 2017 and December 31, 2016, our debt was as follows:

(in thousands of $)	September 30, 2017	December 31, 2016
Golar Arctic facility	67,425	72,900
Golar Viking facility	53,386	57,292
Convertible bonds - 2012	—	218,851
Convertible bonds - 2017	336,899	—
FLNG Hilli facility	375,000	250,000
Hilli shareholder loans	49,066	49,066
$1.125 billion facility	200,919	318,444
ICBC VIE loans*	650,083	674,688
Seal VIE loan*	157,120	157,120
Tundra VIE loan*	198,613	205,145
Crystal VIE loan*	112,000	—
Margin Loan Facility	129,426	—
Total debt	2,329,937	2,003,506
Less: Deferred finance charges, net	(27,388)	(26,308)
Total debt, net of deferred financing costs	2,302,549	1,977,198

* Refer to note 7.

During the nine months ended September 30, 2017, we entered into the following new loan facilities:

Convertible bonds - 2017

On February 17, 2017, we closed a new $402.5 million senior unsecured five years 2.75% convertible bond. The conversion rate for the bonds will initially equal 26.5308 common shares per $1,000 principal amount of the bonds. This is equivalent to an initial conversion price of $37.69 per common share, or a 35% premium on the February 13, 2017 closing share price of $27.92. The conversion price is subject to adjustment for dividends paid. To mitigate the dilution risk of conversion to common equity, we also entered into capped call transactions costing approximately $31.2 million. The capped call transactions cover approximately 10,678,647 common shares, have an initial strike price of $37.69, and an initial cap price of $48.86. The cap price of $48.86, which is a proxy for the revised conversion price, represents a 75% premium on the February 13, 2017 closing share price of $27.92. Including the $31.2 million cost of the capped call, the all-in cost of the bond is approximately 4.3%. Bond proceeds, net of fees and the cost of the capped call, amounted to $360.2 million.

Crystal VIE loan

In March 2017, in connection with the refinancing of the Golar Crystal, we entered into a sale and leaseback transaction pursuant to which we sold the Golar Crystal to a COSCO Shipping entity ("Crystal Lessor VIE"), and leased back the vessel under a bareboat charter for a monthly hire rate.

Crystal Lessor VIE, which is the legal owner of the Golar Crystal, financed the purchase of the vessel through an internal loan from COSCO Shipping. Crystal Lessor VIE was determined to be a VIE of which we are deemed to be the primary beneficiary and, as a result, we are required to consolidate the results of Crystal Lessor VIE. Although consolidated into our results, we have no control over the funding arrangements negotiated by Crystal Lessor VIE, such as interest rates, maturity, and repayment profiles. In consolidating Crystal Lessor VIE, we must make certain assumptions regarding the debt amortization profile and the interest rate to be applied against Crystal Lessor VIE's debt principal. The internal loan bears no interest and is repayable on demand.

Margin Loan Facility

We entered into a loan agreement, dated March 3, 2017, among one of our wholly-owned subsidiaries, as borrower, Golar LNG Limited, as guarantor, Citibank, N.A., as administrative agent, initial collateral agent and calculation agent, and Citibank, N.A., as lender. We refer to this as the Margin Loan Facility. Pursuant to the Margin Loan Facility, on March 3, 2017, Citibank, N.A. provided a loan in the amount of $150 million. The Margin Loan Facility has a term of three years, an interest rate of LIBOR plus a margin of 3.95% and is secured by our Golar Partners common units and their associated distributions, and in certain cases, cash or cash equivalents. The Margin Loan Facility contains conditions, representations and warranties, covenants (including loan to value requirements), mandatory prepayment events, facility adjustment events, events of default and other provisions customary for a facility of this nature. The loan was primarily used to pay a portion of the amounts due under our 3.75% convertible senior secured bonds due March 2017, or the Prior Convertible Bonds. Concurrently with the repayment of the Prior Convertible Bonds, the trustee for these bonds released our Golar Partners common units that had been pledged to secure them. In connection with the entry into the Margin Loan Facility, we pledged 20,852,291 Golar Partners common units as security for the obligations under the facility.